Long-Term Debt (Details) - Schedule of Movement in Long-Term Debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt (Details) - Schedule of Movement in Long-Term Debt [Line Items]
Beginning, Balance	$ 47,147	$ 11,167
Issuance of long-term debt		67,201
Payments	(33,233)	(38,532)
Gain on extinguishment of long-term debt	(12,580)
Interest on long-term debt	2,688	7,311
Ending, Balance	$ 4,022	$ 47,147